UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

FORM 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: March 31, 2008
Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one):	[  ] is a restatement
	[  ] adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:	UAS Asset Management
Address:	441 Lexington Avenue #1220
	New York, NY 10017

Form 13F File Number: 28-

The institutional investment manger filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:

Name:	Ali Granmayeh
Title:	Managing Director
Phone:	212-983-5822
Signature,	Place, 	and Date of Signing:
ALI GRANMAYEH	New York, NY	May 15, 2008

Report Type (Check only one):
	[ X ] 13F HOLDINGS REPORT
	[   ] 13F NOTICE
	[   ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:   NONE

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	24

Form 13F Information Table Value Total:	$109,788


List of Other Included Mangers:	N/A

FORM 13F INFORMATION TABLE
3/31/2008			Value	SHARES /	SH /	PUT /	INVSTMT	OTHER		VOTING AUTHORITY
NAME OF ISSUER	TITLE OF CLASS	Cusip	"(X $1,000)"	PRN AMT	PRN	CALL	DISCRETN	MANAGERS	SOLE	SHARED	NONE

AFLAC INC		001055102	" 7,234 "	111375	SH		SOLE			" 111,375 "
ALEXANDER & BALDWIN INC		014482103	 215 	5000	SH		SOLE			" 5,000 "
AMERICAN EXPRESS COMPANY		025816109	" 10,315 "	235943	SH		SOLE			" 235,943 "
AMERICAN INTERNATIONAL GROUP INC		026874107	 519 	12000	SH		SOLE			" 12,000 "
ANHEUSER BUSCH COS INC		035229103	" 4,675 "	98530	SH		SOLE			" 98,530 "
BERKSHIRE HATHAWAY HLDG CO CL B COM		084670207	" 17,207 "	3847	SH		SOLE			" 3,847 "
BERKSHIRE HATHAWAY INC DEL CL A		084670108	" 12,673 "	95	SH		SOLE			 95
CANADIAN NATURAL RES LTD		136385101	" 4,493 "	65825	SH		SOLE			" 65,825 "
CEMEX S A B DE C V SPONSOR ADR NEW REP ORD		151290889	" 2,603 "	99650	SH		SOLE			" 99,650 "
ENERGIZER HLDGS INC COM		29266R108	" 8,354 "	92325	SH		SOLE			" 92,325 "
FEDEX CORP COM		31428X106	" 3,333 "	35970	SH		SOLE			" 35,970 "
GENERAL ELECTRIC CO COM		369604103	" 2,196 "	59325	SH		SOLE			" 59,325 "
HOME DEPOT INC COM		437076102	" 1,700 "	60767	SH		SOLE			" 60,767 "
JOHNSON & JOHNSON COM		478160104	" 6,340 "	97729	SH		SOLE			" 97,729 "
LEUCADIA NATIONAL CORP		527288104	" 1,190 "	26325	SH		SOLE			" 26,325 "
MARKEL CORP COM		570535104	" 1,711 "	3890	SH		SOLE			" 3,890 "
MERRILL LYNCH & CO INC		590188108	" 1,556 "	38200	SH		SOLE			" 38,200 "
MOHAWK INDUSTRIES INC		608190104	" 4,393 "	61350	SH		SOLE			" 61,350 "
MOODYS CORP COM		615369105	" 2,653 "	76175	SH		SOLE			" 76,175 "
PROCTER & GAMBLE CO		742718109	 956 	13650	SH		SOLE			" 13,650 "
SEARS HLDGS CORP COM		812350106	 459 	4500	SH		SOLE			" 4,500 "
SUNCOR ENERGY INC		867229106	" 4,513 "	46835	SH		SOLE			" 46,835 "
USG CORP (NEW) COMMON STOCK		903293405	" 5,452 "	148075	SH		SOLE			" 148,075 "
WELLS FARGO & CO NEW COM		949746101	" 5,046 "	173400	SH		SOLE			" 173,400 "